Corporate credit facility (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Current reserve based loan	$ 2,200,000	$ 0
Corporate credit facility [Member]
Disclosure of detailed information about borrowings [line items]
Maximum Borrowing	12,500,000
Borrowing base	$ 6,579,750
Interest rate	2.25%
Borrowings, maturity	one-year
Current reserve based loan	$ 2,200,000